Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, at beginning of year, Shares	4,500	4,911	5,917
Granted, Shares	1,289	1,069	599
Exercised, Shares	(71)	(1,440)	(1,147)
Forfeited/expired, Shares	(82)	(40)	(458)
Options outstanding, at end of year, Shares	5,636	4,500	4,911
Options exercisable, at end of year, Shares	3,672	3,064	3,767
Options outstanding, at beginning of year, Weighted Average Exercise Price	$ 39.65	$ 33.81	$ 33.09
Granted, Weighted Average Exercise Price	$ 31.69	$ 60.32	$ 38.71
Exercised, Weighted Average Exercise Price	$ 27.66	$ 34.87	$ 30.94
Forfeited/expired, Weighted Average Exercise Price	$ 44.66	$ 47.06	$ 38.14
Options outstanding, at end of year, Weighted Average Exercise Price	$ 37.89	$ 39.65	$ 33.81
Options exercisable, at end of year, Weighted Average Exercise Price	$ 36.96	$ 36.07	$ 34.67